Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents and Short-Term Investments

A summary of cash and cash equivalents and short-term investments, classified as available-for-sale and carried at fair value is as follows (in thousands):

	Amortized Cost	Gross Unrealized Gain	Gross Unrealized (Loss)	Estimated Fair Value
December 31, 2012
Cash and cash equivalents	$7,414	$—	$—	$7,414

Short-term investments:
U.S. Treasury notes	$203	$—	$—	$203

Total	$7,617	$—	$—	$7,617

December 31, 2011
Cash and cash equivalents	$2,148	$—	$—	$2,148

Short-term investments:
Commercial paper	$799	$—	$—	$799
Certificates of deposit	730	—	—	730
U.S. Treasury notes	4,986	1	—	4,987

Total	$6,515	$1	$—	$6,516